Property and equipment	12 Months Ended
Mar. 30, 2024
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:
The components of property and equipment are as follows:

	As of
	March 30, 2024	March 25, 2023
	(In thousands)
Leasehold improvements	36,285	35,973
Furniture, fixtures and equipment	14,853	13,866
Software and electronic equipment	16,201	14,864

	67,339	64,703
Accumulated depreciation and impairment charges	(41,622)	(37,866)

	$25,717	$26,837

The Company wrote off $2.8 million of gross fixed assets that were fully depreciated
during the year ended March 30, 2024 (March 25, 2023 - $1.7 million), mostly related to leasehold improvements. Property and equipment, having a cost of $4.5 million and net book value of $3.8 million at March 30, 2024, and a cost of $0.3 million and a net book value of $0.3 million at March 25, 2023, are under finance leasing arrangements.